Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Future Principal Debt Payments on the Loan Payable
Future principal debt payments on the loan payable are as follo ws
(in thousands):

December 31, 2022
2023	$—
2024	12,367
2025	12,633

Total principal payments	25,000
Final fee due in 2023	779
Final fee due at maturity in 2025	1,063

Total principal payments and final fee	26,842
Unamortized debt discount and final fee	1,257

Note payable	$25,585